DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Asia Entertainment & Resources Ltd.
Entity Central Index Key	0001417754
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	aerl
Entity Common Stock, Shares Outstanding	38,804,064
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Public Float	$ 0